Accounts receivable, net	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Accounts receivable, net
3	Accounts receivable, net

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
Accounts receivable	81,550	61,728	9,216
Less: allowance for doubtful accounts	(37,690)	(26,590)	(3,970)

Total accounts receivable, net	43,860	35,138	5,246

The following table presents the movement in the allowance for doubtful accounts:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
Balance at beginning of the period	43,820	37,690	5,627
Provisions/(reversals)	(246)	1,669	249
Write-offs	(5,884)	(12,769)	(1,906)

Balance at end of the period	37,690	26,590	3,970